4. Convertible Promissory Note (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Convertible promissory note	$ 322,000
Accrued interest	2,158
Beneficial conversion feature	$ 116,667	$ 120,254